Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

All option awards have been granted on the basis of historical performance. As options have been granted sporadically and not on any predetermined schedule, there is no relationship between the date of grant of options and the disclosure of material nonpublic information. However, if we are in possession of material information, we will endeavor to release such information timely and we are mindful to avoid unfair spring-loading of any contemplated option grants. The Directors aim to ensure that all compensation (including options) is fair to the Company, its shareholders, and is in alignment with the Company’s policies and plans.

Award Timing Method	As options have been granted sporadically and not on any predetermined schedule, there is no relationship between the date of grant of options and the disclosure of material nonpublic information. However, if we are in possession of material information, we will endeavor to release such information timely and we are mindful to avoid unfair spring-loading of any contemplated option grants.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	true